                                                [LINCOLN BENEFIT LIFE COMPANY LOGO]
                                                                     1221 N Street, Suite 200
                                                                                                                 Lincoln, Nebraska  68508
                                                                                                                 Phone:  (888) 674-3667

VIA EDGAR TRANSMISSION

May 4, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Lincoln Benefit Life Company
         Lincoln Benefit Life Variable Annuity Account ("Registrant")
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                      Depositor                     1940 Act #          Registration Statement

Lincoln Benefit Life                                  Lincoln Benefit                811-07924                333-50545
Variable Annuity                                       Life Company                                                   333-109688
Account

You may direct any questions regarding this filing to the undersigned at (203) 653-3886.

Very truly yours,

/s/ROBYN WYATT

Robyn Wyatt
Chief Financial Officer, Treasurer
and Executive Vice President